Netting Arrangements for Certain Financial Instruments and Securities Financing Activities (Tables)	12 Months Ended
Dec. 31, 2016
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Summary of Maturities by Category of Collateral Pledged for Repurchase Agreements and Securities Loaned Transactions

The following table summarizes the maturities by category of collateral pledged for repurchase agreements and securities loaned transactions:

(Dollars in Millions)	Overnight and Continuous	Less Than 30 Days	Total
December 31, 2016
Repurchase agreements
U.S. Treasury and agencies	$60	$–	$60
Residential agency mortgage-backed securities	681	30	711
Corporate debt securities	30	–	30

Total repurchase agreements	771	30	801
Securities loaned
Corporate debt securities	223	–	223

Total securities loaned	223	–	223

Gross amount of recognized liabilities	$994	$30	$1,024

December 31, 2015
Repurchase agreements
U.S. Treasury and agencies	$122	$–	$122
Residential agency mortgage-backed securities	802	168	970

Gross amount of recognized liabilities	$924	$168	$1,092

Information on Company's Accounting Netting Adjustments and Items Not Offset in Consolidated Balance Sheet Assets But Available for Offset in Event of Default

The following tables provide information on the Company’s netting adjustments, and items not offset on the Consolidated Balance Sheet but available for offset in the event of default:

	Gross Recognized Assets	Gross Amounts Offset on the Consolidated Balance Sheet(a)	Net Amounts Presented on the Consolidated Balance Sheet	Gross Amounts Not Offset on the Consolidated Balance Sheet
(Dollars in Millions)				Financial Instruments(b)	Collateral Received(c)	Net Amount
December 31, 2016
Derivative assets(d)	$2,122	$(984)	$1,138	$(78)	$(10)	$1,050
Reverse repurchase agreements	77	–	77	(60)	(17)	–
Securities borrowed	944	–	944	(10)	(909)	25

Total	$3,143	$(984)	$2,159	$(148)	$(936)	$1,075

December 31, 2015
Derivative assets(d)	$1,879	$(807)	$1,072	$(82)	$–	$990
Reverse repurchase agreements	106	–	106	(102)	(4)	–
Securities borrowed	772	–	772	–	(753)	19

Total	$2,757	$(807)	$1,950	$(184)	$(757)	$1,009
(a)	Includes $210 million and $165 million of cash collateral related payables that were netted against derivative assets at December 31, 2016 and 2015, respectively.
(b)	For derivative assets this includes any derivative liability fair values that could be offset in the event of counterparty default; for reverse repurchase agreements this includes any repurchase agreement payables that could be offset in the event of counterparty default; for securities borrowed this includes any securities loaned payables that could be offset in the event of counterparty default.
(c)	Includes the fair value of securities received by the Company from the counterparty. These securities are not included on the Consolidated Balance Sheet unless the counterparty defaults.
(d)	Excludes $848 million and $368 million of derivative assets centrally cleared or otherwise not subject to netting arrangements at December 31, 2016 and 2015, respectively.

Information on Company's Accounting Netting Adjustments and Items Not Offset in Consolidated Balance Sheet Liabilities But Available for Offset in Event of Default

	Gross Recognized Liabilities	Gross Amounts Offset on the Consolidated Balance Sheet(a)	Net Amounts Presented on the Consolidated Balance Sheet	Gross Amounts Not Offset on the Consolidated Balance Sheet		Net Amount
(Dollars in Millions)				Financial Instruments(b)	Collateral Pledged(c)
December 31, 2016
Derivative liabilities(d)	$1,951	$(1,185)	$766	$(78)	$–	$688
Repurchase agreements	801	–	801	(60)	(741)	–
Securities loaned	223	–	223	(10)	(211)	2

Total	$2,975	$(1,185)	$1,790	$(148)	$(952)	$690

December 31, 2015
Derivative liabilities(d)	$1,809	$(1,283)	$526	$(82)	$–	$444
Repurchase agreements	1,092	–	1,092	(102)	(990)	–

Total	$2,901	$(1,283)	$1,618	$(184)	$(990)	$444
(a)	Includes $411 million and $641 million of cash collateral related receivables that were netted against derivative liabilities at December 31, 2016 and 2015, respectively.
(b)	For derivative liabilities this includes any derivative asset fair values that could be offset in the event of counterparty default; for repurchase agreements this includes any reverse repurchase agreement receivables that could be offset in the event of counterparty default; for securities loaned this includes any securities borrowed receivables that could be offset in the event of counterparty default.
(c)	Includes the fair value of securities pledged by the Company to the counterparty. These securities are included on the Consolidated Balance Sheet unless the Company defaults.
(d)	Excludes $908 million and $576 million of derivative liabilities centrally cleared or otherwise not subject to netting arrangements at December 31, 2016 and 2015, respectively.